Earnings Per Share (Table)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
	For the year ended December 31,
	2019	2018
Numerator:
Net income	$2,018,994	$2,219,615
Denominator:
Weighted-average shares used in computing basic and diluted net income per share	10,987,679	10,987,679
Net income per share of ordinary shares: -basic and diluted	$0.18	$0.20